Leases	6 Months Ended
Mar. 31, 2024
Leases
Leases

Note 10 — Leases

The Company rents its factories in Lishui City, Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., for processing dried edible fungi and a floor in an office building in Hangzhou from third parties.

As of March 31, 2024 and September 30, 2023, the remaining average lease term was an average of 6.9 years and 7.1 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 10.3% per annum and 10.2% per annum, as of March 31, 2024 and September 30, 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2024	2023
Right-of-use assets under operating leases	$474,355	$516,459

Operating lease liabilities, current	53,132	69,062
Operating lease liabilities, non-current	436,542	458,617
Total operating lease liabilities	$489,674	$527,679

As of
March 31,
For the remaining months of fiscal 2024	2024
Fiscal 2024	$50,684
Fiscal 2025	100,012
Fiscal 2026	100,012
Fiscal 2027	100,012
Fiscal 2028	89,361
Thereafter	245,262
Total Future minimum lease payments	685,343
Less: Imputed interest	(195,669)
Total	$489,674